Commitments and Contingencies (Details) - Schedule of asset retirement obligation activity - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2021	Jun. 28, 2020
Schedule of asset retirement obligation activity [Abstract]
Beginning balance	$ 4,199	$ 4,132
Additional obligations incurred	216	12
Obligations settled in current period	(62)	(143)
Changes in estimates, including timing and renewals	(182)	(92)
Accretion expense	296	290
Ending balance	$ 4,467	$ 4,199